Income tax (Tables)	12 Months Ended
Aug. 31, 2023
Notes and other explanatory information [abstract]
Schedule of provisional income tax rates

	For the year ended August 31,
	2023	2022
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%
Statutory income tax rates applied to accounting income	$3,280	$(637)
Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	50	322
Permanent differences and other items	1,222	1,669
Benefit of tax losses not recognized	779	(918)
Total provision for income taxes	$5,331	$436

Schedule of provision for income taxes

	August 31, 2023	August 31, 2022
Current income taxes	$1,044	$436
Deferred income taxes	4,287	-
Total provision for income taxes	$5,331	$436

Schedule of deferred income tax assets and liabilities

Deferred Income Tax Liabilities	Mineral properties	Total

At August 31, 2021	$(12,423)	$(12,423)
Charged to the consolidated statement of comprehensive income (loss)	2,373	2,373
At August 31, 2022	(10,050)	(10,050)
Charged to the consolidated statement of comprehensive income	(1,438)	(1,438)
At August 31, 2023	$(11,488)	$(11,488)

Deferred Income Tax Assets	Non-capital losses	Total

At August 31, 2021	$12,423	$12,423
Charged to the consolidated statement of comprehensive loss	(2,373)	(2,373)
At August 31, 2022	10,050	10,050
Charged to the consolidated statement of comprehensive income	(2,849)	(2,849)
At August 31, 2023	$7,201	$7,201

Net deferred tax assets (liabilities)
As at August 31, 2022	$-	$-
As at August 31, 2023	$(4,287)	$(4,287)

Schedule of temporary differences, unused tax losses and unused tax credits

	August 31, 2023	August 31, 2022
Non-capital losses	$88,377	$120,528
Property, plant and equipment	149	89
Capital losses	-	3
Financing costs	1,414	-
Total unrecognized temporary differences	$89,940	$120,620

Schedule of non capital tax losses

	Canada	Tanzania(1)
2026	$1,265	$-
2027	1,026	-
2028	1,117	-
2029	1,454	-
2030	1,055	-
2031	1,757	-
2032	1,845	-
2033	1,738	-
2034	1,622	-
2035	1,466	-
2036	1,515	-
2037	2,118	-
2038	2,760	-
2039	3,506	-
2040	5,426	-
2041	5,934	-
2042	4,328	-
2043	4,078	-
No expiry	-	44,367
Total non-capital tax losses	$44,010	$44,367

(1)	The maximum amount of tax losses that a business can utilize in Tanzania is 70% of its taxable profit for the current year. The remaining 30% of taxable profit is subject to a statutory tax rate of 30%. As a result, Buckreef's current income tax is calculated at an effective tax rate of 9% until Buckreef's tax loss carryforwards are fully utilized. Tax losses in Tanzania can only be utilized by the entity to which the tax losses relate to.